First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 77.4%
	Air Freight & Logistics – 0.6%
$1,525,000	Air Transport Services Group, Inc.	1.13%	10/15/24	$1,455,088
	Automobiles – 3.2%
150,000	Tesla, Inc.	1.25%	03/01/21	276,072
1,500,000	Tesla, Inc.	2.00%	05/15/24	3,305,795
1,105,000	Tesla, Inc.	2.38%	03/15/22	2,276,963
1,210,000	Winnebago Industries, Inc. (a)	1.50%	04/01/25	1,339,833
				7,198,663
	Banks – 0.6%
1,300,000	JPMorgan Chase Financial Co. (a)	0.25%	05/01/23	1,399,938
	Biotechnology – 5.3%
1,525,000	BioMarin Pharmaceutical, Inc.	0.60%	08/01/24	1,621,728
1,790,000	Exact Sciences Corp.	0.38%	03/15/27	2,022,700
975,000	Halozyme Therapeutics, Inc. (a)	1.25%	12/01/24	1,022,296
915,000	Insmed, Inc.	1.75%	01/15/25	865,911
1,125,000	Intercept Pharmaceuticals, Inc.	2.00%	05/15/26	1,252,428
1,199,000	Ionis Pharmaceuticals, Inc. (a)	0.13%	12/15/24	1,202,997
1,050,000	Neurocrine Biosciences, Inc.	2.25%	05/15/24	1,523,825
1,250,000	PTC Therapeutics, Inc. (a)	1.50%	09/15/26	1,518,113
600,000	Sarepta Therapeutics, Inc.	1.50%	11/15/24	1,075,200
				12,105,198
	Communications Equipment – 1.9%
2,605,000	Lumentum Holdings, Inc. (a)	0.50%	12/15/26	2,761,657
1,275,000	Viavi Solutions, Inc.	1.00%	03/01/24	1,584,197
				4,345,854
	Consumer Finance – 0.4%
950,000	PRA Group, Inc.	3.50%	06/01/23	977,943
	Diversified Consumer Services – 0.9%
1,870,000	Chegg, Inc. (a)	0.13%	03/15/25	2,001,272
	Electronic Equipment, Instruments & Components – 2.0%
745,000	II-VI, Inc.	0.25%	09/01/22	764,428
1,205,000	Insight Enterprises, Inc. (a)	0.75%	02/15/25	1,370,851
825,000	OSI Systems, Inc.	1.25%	09/01/22	849,815
1,510,000	Vishay Intertechnology, Inc.	2.25%	06/15/25	1,503,356
				4,488,450
	Energy Equipment & Services – 0.7%
815,000	Helix Energy Solutions Group, Inc.	4.13%	09/15/23	972,735
845,000	Transocean, Inc.	0.50%	01/30/23	713,622
				1,686,357
	Entertainment – 2.3%
765,000	Liberty Media Corp. - Liberty Formula One	1.00%	01/30/23	1,028,768
990,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	1,179,834
1,450,000	Sea Ltd. (a)	1.00%	12/01/24	1,685,408
1,435,000	Zynga, Inc. (a)	0.25%	06/01/24	1,471,109
				5,365,119
	Equity Real Estate Investment Trusts – 0.9%
775,000	Extra Space Storage LP (a)	3.13%	10/01/35	944,071

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Equity Real Estate Investment Trusts (Continued)
$830,000	IH Merger Sub LLC	3.50%	01/15/22	$1,166,030
				2,110,101
	Health Care Equipment & Supplies – 4.8%
1,110,000	CONMED Corp.	2.63%	02/01/24	1,429,125
2,385,000	DexCom, Inc.	0.75%	12/01/23	3,790,659
430,000	Insulet Corp.	1.38%	11/15/24	915,212
3,125,000	Insulet Corp. (a)	0.38%	09/01/26	3,519,131
1,045,000	NuVasive, Inc.	2.25%	03/15/21	1,377,156
				11,031,283
	Health Care Providers & Services – 0.5%
300,000	Anthem, Inc.	2.75%	10/15/42	1,108,500
	Health Care Technology – 0.7%
750,000	Teladoc Health, Inc.	1.38%	05/15/25	1,523,559
	Hotels, Restaurants & Leisure – 0.6%
730,000	Caesars Entertainment Corp.	5.00%	10/01/24	1,411,637
	Insurance – 0.7%
1,400,000	AXA S.A. (a)	7.25%	05/15/21	1,571,500
	Interactive Media & Services – 4.4%
2,715,000	IAC FinanceCo 2, Inc. (a)	0.88%	06/15/26	3,000,358
535,000	IAC FinanceCo., Inc. (a)	0.88%	10/01/22	899,566
1,880,000	Snap, Inc. (a)	0.75%	08/01/26	2,097,270
2,330,000	Twitter, Inc.	0.25%	06/15/24	2,294,149
1,455,000	Zillow Group, Inc. (a)	0.75%	09/01/24	1,796,925
				10,088,268
	Internet & Direct Marketing Retail – 2.6%
860,000	Booking Holdings, Inc.	0.35%	06/15/20	1,197,717
2,235,000	Booking Holdings, Inc.	0.90%	09/15/21	2,465,422
1,005,000	Etsy, Inc. (a)	0.13%	10/01/26	943,853
1,310,000	Wayfair, Inc.	1.13%	11/01/24	1,394,381
				6,001,373
	IT Services – 6.6%
3,390,000	Akamai Technologies, Inc.	0.13%	05/01/25	3,923,514
1,300,000	Euronet Worldwide, Inc. (a)	0.75%	03/15/49	1,555,249
925,000	KBR, Inc.	2.50%	11/01/23	1,133,437
1,635,000	MongoDB, Inc. (a)	0.25%	01/15/26	1,770,791
1,815,000	Okta, Inc. (a)	0.13%	09/01/25	1,841,771
1,125,000	Perficient, Inc.	2.38%	09/15/23	1,614,109
2,250,000	Square, Inc.	0.50%	05/15/23	2,724,404
340,000	Twilio, Inc.	0.25%	06/01/23	623,688
				15,186,963
	Life Sciences Tools & Services – 1.4%
870,000	Illumina, Inc.	(b)	08/15/23	917,850
665,000	Illumina, Inc.	0.50%	06/15/21	830,419
1,210,000	Repligen Corp.	0.38%	07/15/24	1,344,944
				3,093,213
	Machinery – 1.7%
2,045,000	Fortive Corp. (a)	0.88%	02/15/22	2,063,445

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Machinery (Continued)
$1,710,000	Meritor, Inc.	3.25%	10/15/37	$1,777,331
				3,840,776
	Media – 4.1%
3,500,000	DISH Network Corp.	3.38%	08/15/26	3,406,109
1,625,000	GCI Liberty, Inc. (a)	1.75%	09/30/46	2,359,873
1,560,000	Liberty Media Corp. (a)	2.75%	12/01/49	1,635,362
1,375,000	Liberty Media Corp.	1.38%	10/15/23	1,856,416
				9,257,760
	Metals & Mining – 0.8%
585,000	Cleveland-Cliffs, Inc.	1.50%	01/15/25	625,805
1,005,000	SSR Mining, Inc. (a)	2.50%	04/01/39	1,283,753
				1,909,558
	Mortgage Real Estate Investment Trusts – 1.6%
2,250,000	Blackstone Mortgage Trust, Inc.	4.38%	05/05/22	2,427,771
1,135,000	Two Harbors Investment Corp.	6.25%	01/15/22	1,189,977
				3,617,748
	Multi-Utilities – 0.4%
15,300	CenterPoint Energy, Inc.	4.52%	09/15/29	926,568
	Oil, Gas & Consumable Fuels – 1.8%
2,275,000	Cheniere Energy, Inc.	4.25%	03/15/45	1,786,888
872,000	Scorpio Tankers, Inc.	3.00%	05/15/22	878,432
1,400,000	TOTAL S.A., Series FP (c)	0.50%	12/02/22	1,424,808
				4,090,128
	Personal Products – 0.7%
1,700,000	Herbalife Nutrition Ltd.	2.63%	03/15/24	1,638,136
	Pharmaceuticals – 0.7%
1,260,000	Horizon Pharma Investment Ltd.	2.50%	03/15/22	1,611,225
	Professional Services – 0.9%
1,525,000	FTI Consulting, Inc.	2.00%	08/15/23	2,018,536
	Semiconductors & Semiconductor Equipment – 8.2%
260,000	Advanced Micro Devices, Inc.	2.13%	09/01/26	1,540,259
625,000	Cree, Inc.	0.88%	09/01/23	666,406
1,100,000	Inphi Corp.	0.75%	09/01/21	1,595,266
1,675,000	Microchip Technology, Inc.	1.63%	02/15/25	3,353,860
3,105,000	Microchip Technology, Inc.	1.63%	02/15/27	4,184,466
160,000	Micron Technology, Inc., Series D	3.13%	05/01/32	852,662
120,000	Novellus Systems, Inc.	2.63%	05/15/41	1,116,699
1,390,000	ON Semiconductor Corp.	1.00%	12/01/20	1,817,077
400,000	Silicon Laboratories, Inc.	1.38%	03/01/22	482,500
1,800,000	Synaptics, Inc.	0.50%	06/15/22	2,022,449
500,000	Teradyne, Inc.	1.25%	12/15/23	1,066,858
				18,698,502
	Software – 13.4%
960,000	Alteryx, Inc. (a)	0.50%	08/01/24	1,030,154
940,000	Atlassian, Inc.	0.63%	05/01/23	1,746,347
2,490,000	Coupa Software, Inc. (a)	0.13%	06/15/25	3,134,288
850,000	DocuSign, Inc.	0.50%	09/15/23	1,095,907

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Software (Continued)
$1,051,000	Envestnet, Inc.	1.75%	06/01/23	$1,357,217
845,000	FireEye, Inc.	0.88%	06/01/24	845,171
1,035,000	Guidewire Software, Inc.	1.25%	03/15/25	1,237,766
345,000	HubSport, Inc.	0.25%	06/01/22	671,193
1,595,000	j2 Global, Inc. (a)	1.75%	11/01/26	1,646,838
925,000	LivePerson, Inc. (a)	0.75%	03/01/24	1,180,728
1,500,000	Nuance Communications, Inc.	1.25%	04/01/25	1,735,975
2,550,000	Palo Alto Networks, Inc.	0.75%	07/01/23	2,839,487
1,225,000	Proofpoint, Inc. (a)	0.25%	08/15/24	1,311,112
1,135,000	Q2 Holdings, Inc. (a)	0.75%	06/01/26	1,366,925
477,000	RingCentral, Inc.	(b)	03/15/23	1,205,120
755,000	ServiceNow, Inc.	(b)	06/01/22	1,890,803
2,625,000	Splunk, Inc.	0.50%	09/15/23	3,212,436
1,605,000	Workday, Inc.	0.25%	10/01/22	2,208,621
570,000	Zendesk, Inc.	0.25%	03/15/23	849,547
				30,565,635
	Specialty Retail – 1.4%
1,235,000	Guess?, Inc. (a)	2.00%	04/15/24	1,336,323
1,530,000	RH	(b)	06/15/23	1,911,582
				3,247,905
	Trading Companies & Distributors – 0.6%
1,200,000	Kaman Corp.	3.25%	05/01/24	1,387,151
	Total Convertible Corporate Bonds			176,959,907
	(Cost $152,037,581)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES – 21.7%
	Banks – 5.5%
3,865	Bank of America Corp., Series L	7.25%	(e)	6,078,486
4,220	Wells Fargo & Co., Series L	7.50%	(e)	6,522,263
				12,600,749
	Chemicals – 0.4%
16,625	International Flavors & Fragrances, Inc.	6.00%	09/15/21	809,804
	Electric Utilities – 2.4%
18,200	American Electric Power Co., Inc.	6.13%	03/15/22	1,055,600
37,500	NextEra Energy, Inc.	4.87%	09/01/22	2,048,625
42,500	Southern Co. (The)	6.75%	08/01/22	2,413,575
				5,517,800
	Equity Real Estate Investment Trusts – 1.4%
2,020	Crown Castle International Corp., Series A	6.88%	08/01/20	2,688,297
4,625	QTS Realty Trust, Inc., Series B	6.50%	(e)	620,814
				3,309,111
	Food Products – 0.4%
8,700	Bunge Ltd.	4.88%	(e)	898,884
	Health Care Equipment & Supplies – 2.9%
55,000	Becton Dickinson and Co., Series A	6.13%	05/01/20	3,605,250
2,525	Danaher Corp., Series A	4.75%	04/15/22	3,083,378
				6,688,628

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES (Continued)
	Health Care Technology – 0.5%
18,195	Change Healthcare, Inc.	6.00%	06/30/22	$1,043,665
	Household Products – 0.3%
7,400	Energizer Holdings, Inc., Series A	7.50%	01/15/22	735,856
	Life Sciences Tools & Services – 0.5%
18,440	Avantor, Inc., Series A	6.25%	05/15/22	1,175,734
	Machinery – 1.8%
5,415	Colfax Corp.	5.75%	01/15/22	822,809
1,330	Fortive Corp., Series A	5.00%	07/01/21	1,281,588
18,630	Stanley Black & Decker, Inc.	5.25%	11/15/22	1,955,964
				4,060,361
	Multi-Utilities – 2.5%
18,500	CenterPoint Energy, Inc., Series B	7.00%	09/01/21	889,110
16,900	Dominion Energy, Inc, Series A	7.25%	06/01/22	1,854,437
24,250	Sempra Energy, Series A	6.00%	01/15/21	3,070,293
				5,813,840
	Pharmaceuticals – 0.5%
20,740	Elanco Animal Health, Inc.	5.00%	02/01/23	1,135,743
	Semiconductors & Semiconductor Equipment – 2.1%
4,125	Broadcom, Inc., Series A	8.00%	09/30/22	4,737,975
	Water Utilities – 0.5%
16,515	Aqua America, Inc.	6.00%	04/30/22	1,120,212
	Total Convertible Preferred Securities			49,648,362
	(Cost $43,859,551)
	Total Investments – 99.1%			226,608,269
	(Cost $195,897,132) (f)

Net Other Assets and Liabilities – 0.9%	2,030,862
Net Assets – 100.0%	$228,639,131

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $54,062,760 or 23.6% of net assets.
(b)	Zero coupon security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Stated maturity represents the mandatory conversion date.
(e)	Perpetual maturity.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,440,313 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,729,176. The net unrealized appreciation was $30,711,137.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 176,959,907	$ —	$ 176,959,907	$ —
Convertible Preferred Securities:
Food Products	898,884	—	898,884	—
Other industry categories*	48,749,478	48,749,478	—	—
Total Investments	$ 226,608,269	$ 48,749,478	$ 177,858,791	$—

*	See Portfolio of Investments for industry breakout.